UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23234

BMT Investment Funds
(Exact name of registrant as specified in charter)

1436 Lancaster Avenue,
Berwyn PA, 19312
(Address of principal executive offices) (Zip code)

Lori Buchanan Goldman
BMT Investment Funds
801 Lancaster Avenue,
Bryn Mawr, PA 19010
 (Name and address of agent for service)

(610) 527-8397
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  August 31, 2019

Item 1. Schedule of Investments.

BMT Multi-Cap Fund
Schedule of Investments as of August 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.12%
Automobiles & Components - 1.53%
Aptiv PLC (a)	26,640	$2,215,649
Dorman Products, Inc. (b)	13,147	934,489
		3,150,138
Banks - 8.84%
Atlantic Union Bankshares Corp.	87,995	3,177,500
BB&T Corp.	63,547	3,028,015
Camden National Corp.	52,694	2,184,693
JPMorgan Chase & Co.	40,705	4,471,851
South State Corp.	44,097	3,244,657
Wells Fargo & Co.	45,369	2,112,834
		18,219,550
Capital Goods - 10.38%
Astec Industries, Inc.	42,951	1,185,447
Cubic Corp.	37,084	2,568,809
Hexcel Corp.	37,226	3,132,568
Honeywell International, Inc.	19,130	3,149,181
Johnson Controls International PLC (a)	67,116	2,865,182
Nordson Corp.	19,082	2,594,389
Spirit AeroSystems Holdings, Inc. - Class A	24,285	1,957,371
Standex International Corp.	29,668	2,039,675
Universal Forest Products, Inc.	48,524	1,897,288
		21,389,910
Commercial & Professional Services - 2.08%
ABM Industries, Inc.	64,274	2,394,849
Brady Corp. - Class A	40,000	1,888,400
		4,283,249
Consumer Durables & Apparel - 2.66%
Brunswick Corp.	34,013	1,585,006
VF Corp.	26,583	2,178,477
Wolverine World Wide, Inc.	66,392	1,722,872
		5,486,355
Consumer Services - 1.13%
Darden Restaurants, Inc.	19,242	2,327,897

Diversified Financials - 2.83%
Cboe Global Markets, Inc.	17,082	2,035,491
Charles Schwab Corp.	45,368	1,736,234
Raymond James Financial, Inc.	26,132	2,051,623
		5,823,348

Energy - 3.12%
Apache Corp.	46,652	1,006,284
Chevron Corp.	13,280	1,563,321
EOG Resources, Inc.	22,131	1,641,899
Exxon Mobil Corp.	14,989	1,026,447
Schlumberger Ltd. (a)	36,720	1,190,829
		6,428,780
Food & Staples Retailing - 1.67%
Sysco Corp.	36,918	2,744,115
Walgreens Boots Alliance, Inc.	13,528	692,498
		3,436,613
Food, Beverage & Tobacco - 3.25%
Hormel Foods Corp.	55,387	2,360,040
McCormick & Co., Inc.	11,263	1,834,405
PepsiCo, Inc.	18,209	2,489,716
		6,684,161
Health Care Equipment & Services - 13.57%
Abbott Laboratories	34,589	2,951,133
Becton Dickinson and Co.	15,278	3,879,390
Laboratory Corp of America Holdings (b)	13,974	2,341,483
LHC Group, Inc. (b)	20,987	2,486,960
Masimo Corp. (b)	16,260	2,491,845
Merit Medical Systems, Inc. (b)	39,444	1,371,862
STERIS PLC (a)	22,120	3,415,328
Stryker Corp.	14,370	3,170,884
Teleflex, Inc.	9,716	3,535,847
US Physical Therapy, Inc.	17,278	2,306,959
		27,951,691
Household & Personal Products - 1.99%
Church & Dwight Co., Inc.	33,316	2,657,951
Kimberly-Clark Corp.	10,166	1,434,524
		4,092,475
Insurance - 1.05%
Prudential Financial, Inc.	26,950	2,158,426

Materials - 4.58%
Amcor PLC (a)	200,481	1,968,723
Corteva, Inc.	17,782	521,368
Dow, Inc.	17,782	758,047
DuPont de Nemours, Inc.	17,782	1,207,931
Mosaic Co.	58,902	1,083,208
Quaker Chemical Corp.	9,878	1,569,219
Sensient Technologies Corp.	35,728	2,333,753
		9,442,249
Media & Entertainment - 2.11%
Alphabet, Inc. - Class C (b)	2,160	2,566,296
CBS Corp. - Class B	42,400	1,783,344
		4,349,640

Pharmaceuticals, Biotechnology & Life Sciences - 4.27%
Amgen, Inc.	11,971	2,497,390
Johnson & Johnson	18,187	2,334,483
Thermo Fisher Scientific, Inc.	13,782	3,956,261
		8,788,134
Retailing - 2.99%
American Eagle Outfitters, Inc.	62,500	1,051,250
TJX Companies, Inc.	54,206	2,979,704
Williams-Sonoma, Inc.	32,214	2,119,681
		6,150,635
Semiconductors & Semiconductor Equipment - 3.37%
Analog Devices, Inc.	26,146	2,871,615
Cirrus Logic, Inc. (b)	36,680	1,967,515
Skyworks Solutions, Inc.	27,815	2,093,635
		6,932,765
Software & Services - 9.91%
CACI International, Inc. - Class A (b)	15,513	3,448,385
Mastercard, Inc. - Class A	15,085	4,244,466
MAXIMUS, Inc.	34,456	2,651,045
Microsoft Corp.	31,553	4,349,897
Paychex, Inc.	34,675	2,832,947
Total System Services, Inc.	21,586	2,897,273
		20,424,013
Technology Hardware & Equipment - 7.39%
Apple, Inc.	23,722	4,951,730
Avnet, Inc.	34,439	1,442,650
Badger Meter, Inc.	32,671	1,685,170
Cisco Systems, Inc.	55,357	2,591,261
Corning, Inc.	92,009	2,562,451
MTS Systems Corp.	35,111	1,996,763
		15,230,025
Telecommunication Services - 1.36%
Verizon Communications, Inc.	48,230	2,805,057

Transportation - 2.88%
Atlas Air Worldwide Holdings, Inc. (b)	31,436	812,621
Norfolk Southern Corp.	12,400	2,158,220
United Parcel Service, Inc. - Class B	24,956	2,961,279
		5,932,120
Utilities - 1.16%
American Water Works Co., Inc.	18,736	2,385,468

TOTAL COMMON STOCKS (Cost $167,439,343)		193,872,699

SHORT-TERM INVESTMENT - 5.70%
Money Market Mutual Fund - 5.70%
Dreyfus Government Cash Management - Institutional Class, 2.00% (c)	11,749,595	11,749,595
TOTAL SHORT-TERM INVESTMENT (Cost $11,749,595)		11,749,595

Total Investments (Cost $179,188,938) - 99.82%		205,622,294
Other Assets in Excess of Liabilities - 0.18%		380,572
TOTAL NET ASSETS - 100.00%		$206,002,866

Percentages are stated as a percent of net assets.

Notes to Schedule of Investments
(a) Foreign issued security. Foreign concentration (including ADRs) were as follows: Curacao 0.58%, Ireland 3.05%, Jersey 2.03%
(b) Non-income producing security.
(c) Variable rate security. Rate listed is the 7-day yield as of August 31, 2019.
Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard(GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc.("MSCI") and Standard & Poor Financial Services LLC(“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

BMT Multi-Cap Fund
Schedule of Investments, August 31, 2019
Summary of Fair Value Exposure at August 31, 2019

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.

The fair value hierarchy is organized into three levels based upon the assumptions  (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds,  credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2019:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$193,872,699	$–	$–	$193,872,701
Total Equity	193,872,699	–	–	193,872,699
Short-Term Investment
Money Market Mutual Fund	11,749,595	–	–	11,749,595
Total Short-Term Investment	11,749,595	–	–	11,749,595
Total Investments*	$205,622,294	$–	$–	$205,622,294

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  BMT Investment Funds

By (Signature and Title) /s/ Jennifer Dempsey Fox
                                        Jennifer Dempsey Fox, President

Date   September 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Jennifer Dempsey Fox
                                           Jennifer Dempsey Fox, President

Date   September 19, 2019

By (Signature and Title)*  /s/ Marc Jenkins
                                           Marc Jenkins, Treasurer

Date   September 19, 2019

* Print the name and title of each signing officer under his or her signature.